UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-02280)

Exact name of registrant as specified in charter:	Putnam Convertible Securities Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2014

Date of reporting period:	January 31, 2014

Item 1. Schedule of Investments:

Putnam Convertible Securities Fund

The fund's portfolio
1/31/14 (Unaudited)

CONVERTIBLE BONDS AND NOTES (71.1%)(a)
			Principal amount	Value

Airlines (0.1%)

Lufthansa Malta Blues LP 144A cv. sr. unsec. notes 0 3/4s, 2017 (Malta)		EUR	17,000	$32,727

				32,727
Automotive (0.5%)

TRW Automotive, Inc. cv. company guaranty sr. unsec. notes 3 1/2s, 2015			$ 1,775,000	4,482,984

				4,482,984
Biotechnology (8.4%)

Auxilium Pharmaceuticals, Inc. cv. sr. unsec. notes 1 1/2s, 2018			2,885,000	3,602,644

BioMarin Pharmaceutical, Inc. cv. sr. unsec. sub. notes 1 1/2s, 2020			2,304,000	2,499,840

BioMarin Pharmaceutical, Inc. cv. sr. unsec. sub. notes 0 3/4s, 2018			2,304,000	2,458,080

Cubist Pharmaceuticals, Inc. cv. sr. unsec. notes 2 1/2s, 2017			2,605,000	6,657,403

Cubist Pharmaceuticals, Inc. 144A cv. sr. unsec. notes 1 1/8s, 2018			4,599,000	5,415,323

Gilead Sciences, Inc. cv. sr. unsec. notes 1 5/8s, 2016			8,805,000	31,202,719

Incyte Corp., Ltd. 144A cv. sr. unsec. notes 1 1/4s, 2020			5,368,000	7,837,280

Medicines Co. (The) cv. sr. unsec. bonds 1 3/8s, 2017			3,276,000	4,563,468

Merrimack Pharmaceuticals, Inc. cv. sr. unsec. unsub. notes 4 1/2s, 2020			3,779,000	4,029,359

PDL BioPharma, Inc. cv. sr. unsec. notes 3 3/4s, 2015			3,633,000	5,177,025

				73,443,141
Broadcasting (1.3%)

Liberty Media Corp. 144A cv. sr. unsec. notes 1 3/8s, 2023			6,451,000	5,991,366

XM Satellite Radio, Inc. 144A cv. company guaranty sr. unsec. sub. notes 7s, 2014			2,378,000	4,717,358

				10,708,724
Chemicals (0.4%)

RPM International, Inc. cv. sr. unsec. notes 2 1/4s, 2020			3,056,000	3,518,220

				3,518,220
Commercial and consumer services (2.2%)

CBIZ, Inc. 144A cv. sr. sub. notes 4 7/8s, 2015			3,660,000	4,652,775

Priceline.com, Inc. cv. sr. unsec. unsub. notes 1s, 2018			10,826,000	14,865,451

				19,518,226
Communications equipment (1.1%)

Ciena, Inc. 144A cv. sr. unsec. notes 3 3/4s, 2018			4,054,000	5,774,416

Outerwall, Inc. cv. sr. unsec. unsub. notes 4s, 2014			2,300,000	3,694,375

				9,468,791
Computers (3.1%)

Bottomline Technologies (DE), Inc. cv. sr. unsec. unsub. notes 1 1/2s, 2017			4,139,000	5,440,198

Infinera Corp. 144A cv. sr. unsec. unsub. notes 1 3/4s, 2018			3,572,000	3,755,244

SanDisk Corp. cv. sr. unsec. notes 1 1/2s, 2017			4,260,000	6,227,588

SanDisk Corp. 144A cv. sr. unsec. notes 0 1/2s, 2020			7,671,000	7,661,411

ServiceNow, Inc. 144A cv. sr. unsec. unsub. notes zero %, 2018			4,134,000	4,490,764

				27,575,205
Conglomerates (1.6%)

Siemens Financieringsmaatschappij N.V. cv. company guaranty sr. unsec. bonds 1.65s, 2019 (Netherlands)			12,000,000	13,779,600

				13,779,600
Construction (0.7%)

Cemex SAB de CV cv. unsec. sub. notes 4 7/8s, 2015 (Mexico)			5,350,000	6,456,781

				6,456,781
Consumer (1.0%)

Jarden Corp. cv. company guaranty sr. unsec. sub. bonds 1 7/8s, 2018			6,451,000	9,007,209

				9,007,209
Consumer finance (2.6%)

Cardtronics, Inc. 144A cv. sr. unsec. unsub. notes 1s, 2020			6,116,000	5,844,603

DFC Global Corp. cv. sr. unsec. unsub. notes 3 1/4s, 2017			4,924,000	3,840,720

Encore Capital Group, Inc. 144A cv. company guaranty sr. unsec. notes 3s, 2020			4,443,000	5,389,914

Portfolio Recovery Associates, Inc. 144A cv. sr. unsec. unsub. notes 3s, 2020			2,736,000	2,953,170

Walter Investment Management Corp. cv. sr. unsec. sub. notes 4 1/2s, 2019			5,170,000	4,998,744

				23,027,151
Consumer services (0.8%)

Hertz Global Holdings, Inc. cv. sr. unsec. notes 5 1/4s, 2014			950,000	2,997,250

Shutterfly, Inc. 144A cv. sr. unsec. notes 0 1/4s, 2018			3,630,000	3,775,200

				6,772,450
Electronics (9.6%)

GT Advanced Technologies, Inc. cv. sr. unsec. notes 3s, 2020			3,814,000	4,257,568

GT Advanced Technologies, Inc. cv. sr. unsec. unsub. notes 3s, 2017			3,100,000	4,704,250

Intel Corp. cv. jr. sub. notes 3 1/4s, 2039			8,760,000	11,563,200

InvenSense, Inc. 144A cv. sr. unsec. notes 1 3/4s, 2018			4,134,000	4,684,339

L-3 Communications Holdings, Inc. cv. company guaranty sr. unsec. bonds 3s, 2035			5,260,000	6,591,438

Mentor Graphics Corp. cv. sub. unsec. notes 4s, 2031			5,055,000	6,107,072

Micron Technology, Inc. 144A cv. sr. unsec. notes 1 5/8s, 2033			10,958,000	23,587,095

TTM Technologies, Inc. cv. sr. unsec. notes 1 3/4s, 2020			3,380,000	3,536,325

Vishay Intertechnology, Inc. 144A cv. sr. unsec. notes 2 1/4s, 2041			6,180,000	5,449,988

Xilinx, Inc. cv. sr. unsec. notes 2 5/8s, 2017			8,485,000	13,629,031

				84,110,306
Energy (oil field) (1.4%)

Hornbeck Offshore Services, Inc. cv. company guaranty sr. unsec. notes 1 1/2s, 2019			4,399,000	4,869,143

SEACOR Holdings, Inc. cv. sr. unsec. unsub. bonds 2 1/2s, 2027			2,968,000	3,489,255

SEACOR Holdings, Inc. 144A cv. sr. unsec. notes 3s, 2028			4,102,000	3,948,175

				12,306,573
Entertainment (0.5%)

TiVo, Inc. 144A cv. sr. unsec. notes 4s, 2016			3,453,000	4,499,691

				4,499,691
Financial (0.6%)

Radian Group, Inc. cv. sr. unsec. unsub. notes 3s, 2017			3,555,000	5,208,075

				5,208,075
Health-care services (3.9%)

Allscripts Healthcare Solutions, Inc. 144A cv. sr. unsec. notes 1 1/4s, 2020			6,492,000	7,611,870

Brookdale Senior Living, Inc. cv. sr. unsec. unsub. notes 2 3/4s, 2018			8,972,000	10,457,988

HealthSouth Corp. cv. sr. unsec. sub. notes 2s, 2043			3,829,000	3,869,683

Medidata Solutions, Inc. 144A cv. sr. unsec. notes 1s, 2018			4,998,000	6,556,751

WellPoint, Inc. cv. sr. unsec. bonds 2 3/4s, 2042			4,625,000	6,000,938

				34,497,230
Homebuilding (1.9%)

Forestar Group, Inc. cv. sr. unsec. unsub. notes 3 3/4s, 2020			3,348,000	3,758,130

Lennar Corp. 144A cv. sr. notes 2 3/4s, 2020			1,934,000	3,597,240

M/I Homes, Inc. cv. company guaranty sr. sub. notes 3s, 2018			3,946,000	4,325,803

Standard Pacific Corp. cv. company guaranty sr. unsec. unsub. notes 1 1/4s, 2032			3,985,000	5,168,047

				16,849,220
Insurance (0.8%)

Fidelity National Financial, Inc. cv. sr. unsec. unsub. notes 4 1/4s, 2018			4,330,000	6,906,350

				6,906,350
Investment banking/Brokerage (0.9%)

Ares Capital Corp. cv. sr. unsec. notes 5 3/4s, 2016			7,383,000	7,980,285

				7,980,285
Lodging/Tourism (2.4%)

Host Hotels & Resorts LP 144A cv. company guaranty sr. unsec. notes 2 1/2s, 2029(R)			6,500,000	9,331,563

MGM Resorts International Co. cv. company guaranty sr. unsec. notes 4 1/4s, 2015			8,700,000	12,207,188

				21,538,751
Manufacturing (1.3%)

General Cable Corp. cv. unsec. sub. notes stepped-coupon 5s (2 1/4s, 11/15/19) 2029(STP)			3,606,000	3,871,943

MasTec, Inc. cv. company guaranty sr. unsec. unsub. notes 4 1/4s, 2014			885,000	2,057,625

Trinity Industries, Inc. cv. unsec. sub. notes 3 7/8s, 2036			3,985,000	5,476,884

				11,406,452
Media (2.9%)

Liberty Interactive, LLC cv. sr. unsec. unsub. notes 3 1/2s, 2031			15,055,000	7,979,150

Liberty Interactive, LLC 144A cv. sr. unsec. notes 1s, 2043			7,270,000	7,497,188

Liberty Interactive, LLC 144A cv. sr. unsec. unsub. notes 0 3/4s, 2043			8,359,000	10,129,436

				25,605,774
Medical technology (2.4%)

China Medical Technologies, Inc. cv. sr. unsec. bonds Ser. CMT, 4s, 2014 (China) (In default)(F)(NON)			3,213,000	257,040

China Medical Technologies, Inc. 144A cv. sr. unsec. notes 6 1/4s, 2016 (China) (In default)(F)(NON)			3,544,000	248,080

Hologic, Inc. cv. sr. unsec. unsub. notes stepped-coupon 2s (0s, 3/1/18) 2042(STP)			5,185,000	5,253,053

Insulet Corp. cv. sr. unsec. notes 3 3/4s, 2016			1,980,000	3,286,800

Teleflex, Inc. cv. sr. unsec. sub. notes 3 7/8s, 2017			3,966,000	6,236,535

Wright Medical Group, Inc. cv. sr. unsec. unsub. notes 2s, 2017			4,535,000	6,006,041

				21,287,549
Metals (0.5%)

Newmont Mining Corp. cv. company guaranty sr. unsub. notes 1 5/8s, 2017			3,915,000	4,096,069

				4,096,069
Oil and gas (2.2%)

Chesapeake Energy Corp. cv. company guaranty sr. unsec. notes 2 1/2s, 2037			5,165,000	5,229,563

Cobalt International Energy, Inc. cv. sr. unsec. unsub. notes 2 5/8s, 2019			7,862,000	6,997,180

Goodrich Petroleum Corp. cv. company guaranty sr. unsub. notes 5s, 2032			2,788,000	3,030,208

Vantage Drilling Co. cv. sr. unsec. unsub. notes 7 7/8s, 2042			3,601,000	4,052,926

				19,309,877
Pharmaceuticals (1.0%)

Endo Pharmaceuticals Holdings, Inc. cv. sr. unsec. sub. notes 1 3/4s, 2015			2,948,000	6,686,433

Medivation, Inc. cv. sr. unsec. unsub. notes 2 5/8s, 2017			1,514,000	2,505,670

				9,192,103
Real estate (2.3%)

Forest City Enterprises, Inc. cv. sr. unsec. notes 4 1/4s, 2018			8,170,000	8,961,469

iStar Financial, Inc. cv. sr. unsec. unsub. notes 3s, 2016(R)			6,036,000	8,710,703

Morgans Hotel Group Co. cv. sr. sub. notes 2 3/8s, 2014(R)			2,444,000	2,395,120

				20,067,292
Semiconductor (2.7%)

Linear Technology Corp. cv. sr. unsec. unsub. notes Ser. A, 3s, 2027			6,940,000	7,647,013

Novellus Systems, Inc. cv. sr. unsec. notes 2 5/8s, 2041			7,405,000	11,686,016

Photronics, Inc. cv. sr. unsec. notes 3 1/4s, 2016			4,193,000	4,507,475

				23,840,504
Software (2.7%)

Concur Technologies, Inc. 144A cv. sr. unsec. unsub. notes 0 1/2s, 2018			5,985,000	7,713,169

Dealertrack Technologies, Inc. cv. company guaranty sr. unsec. notes 1 1/2s, 2017			4,808,000	6,569,651

Safeguard Scientifics, Inc. cv. sr. unsec. bonds 5 1/4s, 2018			5,615,000	6,716,944

TeleCommunication Systems, Inc. cv. sr. unsec. notes 7 3/4s, 2018			3,005,000	2,929,875

				23,929,639
Technology (1.1%)

ON Semiconductor Corp. cv. company guaranty sr. unsec. sub. notes Ser. B, 2 5/8s, 2026			8,827,000	9,930,375

				9,930,375
Technology services (3.3%)

Blucora, Inc. 144A cv. sr. unsec. unsub. notes 4 1/4s, 2019			4,115,000	5,565,538

Salesforce.com, Inc. 144A cv. sr. unsec. unsub. notes 0 1/4s, 2018			7,495,000	8,595,828

Web.com Group, Inc. cv. sr. unsec. unsub. notes 1s, 2018			3,960,000	4,655,475

Yahoo!, Inc. 144A cv. sr. unsec. notes zero %, 2018			4,977,000	5,008,106

Yandex NV 144A cv. sr. unsec. notes 1 1/8s, 2018 (Russia)			4,885,000	4,900,266

				28,725,213
Telecommunications (1.5%)

Finisar Corp. 144A cv. sr. unsec. notes 0 1/2s, 2033			5,897,000	6,269,101

Powerwave Technologies, Inc. cv. sr. unsec. sub. notes 3 7/8s, 2027 (In default)(NON)			5,121,000	3,201

SBA Communications Corp. cv. sr. unsec. notes 4s, 2014			2,397,000	7,319,839

				13,592,141
Tobacco (0.9%)

Vector Group, Ltd. cv. sr. unsec. FRN notes 2 1/2s, 2019			6,605,000	8,010,306

				8,010,306
Waste Management (0.5%)

Covanta Holding Corp. cv. sr. unsec. notes 3 1/4s, 2014			4,135,000	4,832,781

				4,832,781

Total convertible bonds and notes (cost $541,756,407)				$625,513,765

CONVERTIBLE PREFERRED STOCKS (20.3%)(a)
			Shares	Value

Aerospace and defense (1.7%)

United Technologies Corp. $3.75 cv. pfd.			236,060	$15,209,346

				15,209,346
Airlines (0.7%)

Continental Financial Trust II $3.00 cv. pfd.			123,410	6,228,355

				6,228,355
Banking (2.2%)

Bank of America Corp. Ser. L, 7.25% cv. pfd.			8,290	9,258,894

OFG Bancorp Ser. C, 8.75% cv. pfd. (Puerto Rico)			2,637	3,799,917

Wells Fargo & Co. Ser. L, 7.50% cv. pfd.			5,265	6,107,400

				19,166,211
Consumer (1.2%)

Stanley Black & Decker, Inc. $6.25 cv. pfd.(NON)			75,985	7,731,474

Stanley Black & Decker, Inc. $4.75 cv. pfd.			21,397	2,565,072

				10,296,546
Electric utilities (2.0%)

Dominion Resources, Inc. Ser. A, $3.063 cv. pfd.			171,970	9,618,282

NextEra Energy, Inc. $2.799 cv. pfd.			123,200	7,549,696

				17,167,978
Financial (1.3%)

AMG Capital Trust II $2.575 cv. pfd.			190,390	11,482,897

				11,482,897
Food (0.9%)

Post Holdings, Inc. 144A $3.75 cv. pfd.			63,100	7,731,012

				7,731,012
Forest products and packaging (1.3%)

Weyerhaeuser Co. Ser. A, $3.188 cv. pfd.(R)			215,044	11,565,066

				11,565,066
Insurance (1.0%)

Maiden Holdings, Ltd. Ser. B, $3.625 cv. pfd. (Bermuda)			81,042	3,631,492

MetLife, Inc. $3.75 cv. pfd.			183,613	5,348,647

				8,980,139
Metals (1.1%)

ArcelorMittal Ser. MTUS, $1.50 cv. pfd. (France)			378,365	9,246,295

				9,246,295
Oil and gas (2.4%)

Chesapeake Energy Corp. 144A 5.75% cv. pfd.			15,243	17,291,278

Halcon Resources Corp. Ser. A, 5.75% cv. pfd.			5,669	4,259,630

				21,550,908
Railroads (0.9%)

Genesee & Wyoming, Inc. $5.00 cv. pfd.			67,903	8,358,180

				8,358,180
Real estate (0.9%)

Alexandria Real Estate Equities, Inc. Ser. D, $1.75 cv. pfd.(R)			308,692	8,107,981

				8,107,981
Technology services (0.3%)

Unisys Corp. Ser. A, 6.25% cv. pfd.			26,410	2,444,576

				2,444,576
Telecommunications (1.7%)

Crown Castle International Corp. Ser. A, $2.25 cv. pfd.(NON)			87,962	8,628,193

Intelsat SA Ser. A, $2.875 cv. pfd. (Luxembourg)			68,554	3,607,311

Iridium Communications, Inc. 144A $7.00 cv. pfd.			33,766	3,066,375

				15,301,879
Tire and rubber (0.7%)

Goodyear Tire & Rubber Co. (The) $1.469 cv. pfd.			89,075	5,847,774

				5,847,774

Total convertible preferred stocks (cost $166,943,647)				$178,685,143

COMMON STOCKS (3.8%)(a)
			Shares	Value

Actavis PLC(NON)			13,265	$2,506,820

Allergan, Inc.			21,285	2,439,261

Apple, Inc.			4,130	2,067,478

Brazil Ethanol, Inc. 144A (Unit)(F)			312,500	31

Celgene Corp.(NON)			12,970	1,970,532

Exxon Mobil Corp.			22,805	2,101,709

Ford Motor Co.			126,610	1,894,086

General Motors Co.(NON)			101,822	3,673,738

Hartford Financial Services Group, Inc. (The)			67,700	2,251,025

Jazz Pharmaceuticals PLC(NON)			18,875	2,862,583

MetLife, Inc.			74,149	3,637,008

PulteGroup, Inc.			114,395	2,324,506

SanDisk Corp.			20,800	1,446,640

Suncor Energy, Inc. (Canada)			54,982	1,805,059

United Technologies Corp.			19,100	2,177,770

Total common stocks (cost $31,543,724)				$33,158,246

CORPORATE BONDS AND NOTES (0.4%)(a)
			Principal amount	Value

First Data Holdings, Inc. 144A sr. unsec. notes 14 1/2s, 2019(PIK)			$1,510,000	$1,381,650

Jazz Technologies, Inc. company guaranty sr. unsec. notes 8s, 2015			2,278,000	2,238,135

Total corporate bonds and notes (cost $3,568,940)				$3,619,785

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Tower Semiconductor, Ltd. 144A (Israel)(F)	6/30/15	$1.70	1,085,630	$—

Total warrants (cost $217,126)				$—

SHORT-TERM INVESTMENTS (3.3%)(a)
			Shares	Value

Putnam Short Term Investment Fund 0.07%(AFF)			29,002,577	$29,002,577

Total short-term investments (cost $29,002,577)				$29,002,577

TOTAL INVESTMENTS

Total investments (cost $773,032,421)(b)				$869,979,516

Key to holding's currency abbreviations
EUR	Euro
USD / $	United States Dollar
Key to holding's abbreviations
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2013 through January 31, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $879,850,566.
(b)	The aggregate identified cost on a tax basis is $772,868,522, resulting in gross unrealized appreciation and depreciation of $122,340,721 and $25,229,727, respectively, or net unrealized appreciation of $97,110,994.
(NON)	Non-income-producing security.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund *	$26,804,657	$79,327,624	$77,129,704	$5,366	$29,002,577
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(F)	Security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks *:
Capital goods	$2,177,770	$—	$—
Consumer cyclicals	7,892,330	—	—
Energy	3,906,768	—	31
Financials	5,888,033	—	—
Health care	9,779,196	—	—
Technology	3,514,118	—	—
Total common stocks	33,158,215	—	31
Convertible bonds and notes	—	625,008,645	505,120
Convertible preferred stocks	34,282,713	144,402,430	—
Corporate bonds and notes	—	3,619,785	—
Warrants	—	—	—
Short-term investments	29,002,577	—	—

Totals by level	$96,443,505	$773,030,860	$505,151

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Equity contracts	$—	$—

Total	$—	$—

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Warrants (number of warrants)		1,100,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Convertible Securities Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: March 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: March 28, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: March 28, 2014